Basis of Presentation	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Basis of Presentation

(1) Basis of Presentation

The consolidated balance sheet as of June 30, 2013, the consolidated statements of operations for the three months and six months ended June 30, 2013 and 2012, and consolidated statements of cash flows for the six months ended June 30, 2013 and 2012 have been prepared by us without audit. In the opinion of Management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) necessary to present fairly in all material respects our financial position as of June 30, 2013 and results of operations for the three months and six months ended June 30, 2013 and 2012, and cash flows for the six months ended June 30, 2013 and 2012. The results of operations and cash flows for the periods indicated above are not necessarily indicative of the results to be expected for the full year.

This report should be read in conjunction with our Form 10-K for our fiscal year ended December 31, 2012. All material intercompany transactions have been eliminated.

BlastGard International, Inc. (the “Company”) was incorporated on September 26, 2003 as BlastGard Technologies, Inc. (“BTI”) in the State of Florida, to design and market proprietary blast mitigation materials. The Company created, designs, develops and markets proprietary blast mitigation materials. The Company’s patent-pending BlastWrap® technology effectively mitigates blast effects and suppresses post-blast fires. The Company sub-contracts the manufacturing of products to licensed and qualified production facilities.

The Company went public through a shell merger on January 31, 2004. On March 31, 2004, the Company changed its name to BlastGard International, Inc. On March 4, 2011, the Company completed the acquisition of HighCom Securities, Inc. and subsidiaries. The income of HighCom and subsidiaries is included from January 25, 2011, the date of the binding letter of intent. These financial statements include the assets liabilities and activity of the following:

BlastGard International, Inc. BlastGard® International, Inc. is a Colorado corporation that has developed and designed proprietary blast mitigation materials. The Company operates from offices in Clearwater, Florida and uses contract manufacturers in various locations for production.

BlastGard Technologies Inc. is a dormant Florida corporation.

HighCom Securities, Inc. HighCom Securities, Inc. (HighCom), originally located in San Francisco California, is a global provider of security equipment and a leader in advanced ballistic armor manufacturing. The Company has a manufacturing facility in Columbus, Ohio for production and has moved the corporate offices to Clearwater, Florida as of May 1, 2011.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred recurring losses and has used significant cash in support of its operating activities. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern was dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to generate the necessary cash flows with increased sales revenue over the next 12 months. However, should the Company’s sales not provide sufficient cash flow; the Company has plans to raise additional working capital through debt and/or equity financings. There was no assurance the Company will be successful in producing increased sales revenues or obtaining additional funding through debt and equity financings.

Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considered all highly liquid debt instruments with original maturities of three months or less when acquired to be cash equivalents.

Financial Instruments

The carrying amounts of cash, receivables and current liabilities approximated fair value due to the short-term maturity of the instruments. Debt obligations were carried at cost, which approximated fair value due to the prevailing market rate for similar instruments.

Fair Value Measurement

All financial and nonfinancial assets and liabilities were recognized or disclosed at fair value in the financial statements. This value was evaluated on a recurring basis (at least annually). Generally accepted accounting principles in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on a measurement date. The accounting principles also established a fair value hierarchy which required an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs were used to measure fair value.

Level 1: Quotes market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that were corroborated by market data.

Level 3: Unobservable inputs that were not corroborated by market data.

Accounts Receivable

Accounts receivable consisted of amounts due from customers based in the United States and abroad. The Company considered accounts more than 30 days old to be past due. The Company used the allowance method for recognizing bad debts. When an account was deemed uncollectible, it was written off against the allowance. The Company generally does not require collateral for its accounts receivable. As of June 30, 2013, management believes an allowance for uncollectible accounts in the amount of $27,662 was adequate.

Inventory

Inventory was stated at the lower of cost (first-in, first-out) or market. Market was generally considered to be net realizable value. Inventory consisted of materials used to manufacture the Company’s product and finished goods ready for sale.

Property and Equipment

Property and equipment were stated at cost. Depreciation was calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Expenditures for additions and improvements were capitalized, while repairs and maintenance costs were expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or otherwise disposed of were removed from the accounts and any gain or loss was recorded in the year of disposal.

Impairment of Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets at least annually. Impairment losses were recorded on long-lived assets used in operations when indicators of impairment were present and the undiscounted future cash flows estimated to be generated by those assets were less than the assets’ carrying amount. If such assets were impaired, the impairment to be recognized was measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of were reported at the lower of the carrying value or fair value, less costs to sell.

Debt Issue Costs

The costs related to the issuance of debt were capitalized and amortized to interest expense using the straight-line method over the lives of the related debt. The straight-line method results in amortization that was not materially different from that calculated under the effective interest method.

Revenue Recognition

Sales revenue was recognized upon the shipment of product to customers. Allowances for sales returns, rebates and discounts were recorded as a component of net sales in the period the allowances were recognized.

Research and Development

Research and development costs were expensed as incurred.

Advertising

Advertising costs were expensed as incurred. Advertising costs of $0 and $0 were incurred during the three months ended June 30, 2013 and 2012, respectively.

Shipping and Freight Costs

The Company includes shipping costs in cost of goods sold.

Income Taxes

Income taxes were provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and the tax basis of assets and liabilities for financial and income tax reporting. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities were recovered or settled. Deferred tax assets were also recognized for operating losses that were available to offset future taxable income and tax credits that were available to offset future federal income taxes, less the effect of any allowances considered necessary. The company use guidance provided by ASC-740-10, Accounting for Uncertainty in Income Taxes, for reporting uncertain tax provisions.

Stock-based Compensation

We use the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant, using assumptions for volatility, expected term, risk-free interest rate and dividend yield. We have used one grouping for the assumptions as our option grants were primarily basic with similar characteristics. The expected term of options granted has been derived based upon our history of actual exercise behavior and represents the period of time that options granted were expected to be outstanding. Historical data was also used to estimate option exercises and employee terminations. Estimated volatility was based upon our historical market price at consistent points in a period equal to the expected life of the options. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant and the dividend yield was based on the historical dividend yield. Compensation expense for stock based compensation is recognized over the vesting period.

Income (Loss) per Common Share

Basic net loss per share excludes the impact of common stock equivalents. Diluted net income (loss) per share utilizes the average market price per share when applying the treasury stock method in determining common stock equivalents. As of June 30, 2013, there were 7,050,000 and vested common stock options outstanding, which were excluded from the calculation of net loss per share-diluted because they were anti-dilutive. In addition, June 30, 2013 the Company had 104,333,335 warrants outstanding issued in connection with convertible promissory notes and stock sales that were also excluded because they were anti-dilutive.

Recent Accounting Pronouncements

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.  Reference is made to these recent accounting pronouncements as if they are set forth therein in their entirety.